Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification discontinued hedge from OCI	$ 3,557
Total gains (losses) on derivative instruments	4,681	$ 2,463	$ 1,839
Interest rate swap [Member]
Ineffective portion of cash flow hedge	(990)	(2)	90
Amortization of amount excluded from hedge effectiveness	2,969	3,320	2,604
Reclassification discontinued hedge from OCI	3,557	0	0
Reclassification from accumulated other comprehensive income	(855)	(855)	(855)
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments	4,681	2,463	1,839
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments	$ 0	$ 0	$ 0